Equity - Summary of Capital Stock (Detail) - MXN ($) $ in Millions	Nov. 05, 2020	Nov. 03, 2020	Aug. 20, 2020	May 05, 2020	Nov. 05, 2019	Nov. 01, 2019	May 07, 2019	May 03, 2019	Nov. 06, 2018	Nov. 01, 2018	May 04, 2018	May 03, 2018	Dec. 31, 2020	Mar. 20, 2020	Mar. 17, 2020	Dec. 31, 2019	Mar. 22, 2019	Mar. 14, 2019	Mar. 16, 2018	Mar. 09, 2018
Disclosure of classes of share capital [line items]
Number of units													3,578,226,270
Series "B"													9,246,420,270
Series "D"													8,644,711,080
Subseries "D-B"													4,322,355,540
Subseries "D-L"													4,322,355,540
Total shares													17,891,131,350			17,891,131,350
Total CUFIN balance amount													$ 237,627
Statutory reserve													$ 596			$ 596
B units [member]
Disclosure of classes of share capital [line items]
Number of units													1,417,048,500
Series "B"													7,085,242,500
Total shares													7,085,242,500
BD units [member]
Disclosure of classes of share capital [line items]
Number of units													2,161,177,770
Series "B"													2,161,177,770
Series "D"													8,644,711,080
Subseries "D-B"													4,322,355,540
Subseries "D-L"													4,322,355,540
Total shares													10,805,888,850
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Dividend approved to be paid														$ 10,360			$ 9,692		$ 9,220
Percentage of dividend paid			50.00%	50.00%			50.00%	50.00%			50.00%	50.00%
Maximum reserve for share purchase	$ 17,000				$ 7,000				$ 7,000
Ordinary shares [member] | Non-controlling interest [member]
Disclosure of classes of share capital [line items]
Dividend approved to be paid		$ 5,389				$ 3,925				$ 3,713
Coca-Cola FEMSA [member] | Ordinary shares [member]
Disclosure of classes of share capital [line items]
Dividend approved to be paid															$ 10,210			$ 7,437		$ 7,038
Percentage of dividend paid	50.00%	50.00%			50.00%	50.00%			50.00%	50.00%